ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2017
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of percentage ownership in subsidiaries

As of December 31, 2017, the Company’s principal subsidiaries include the following entities:

	Date of Incorporation/Acquisition	Place of Incorporation	Percentage of Ownership
JingAo Solar Co., Ltd. (“JA Hebei”)	May 18, 2005	PRC	100%
JA Development Co., Ltd. (“JA BVI”)	July 6, 2006	BVI	100%
Shanghai JA Solar Technology Co., Ltd. (“JA Fengxian”)	November 16, 2006	PRC	100%
JA Solar USA Inc. (“JA USA”)	April 13, 2007	USA	100%
Shanghai JA Solar PV Technology Co., Ltd. (“JA Zhabei”)	June 22, 2007	PRC	100%
JA Solar Technology Yangzhou Co., Ltd. (“JA Yangzhou”)	November 19, 2007	PRC	100%
JA Solar Hong Kong Limited (“JA Hong Kong”)	December 10, 2007	Hong Kong	100%
Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd. (“JA Lianyungang”)	October 11, 2008	PRC	100%
JA Yangzhou PV Technology Co., Ltd. (“JA Yangzhou PV”)	November 23, 2009	PRC	100%
JA Solar GmbH (“JA GmbH”)	February 17, 2010	Germany	100%
Shanghai Jinglong Solar Technology Co., Ltd. (“JA Jinglong”)	July 5, 2010	PRC	100%

	Date of Incorporation/Acquisition	Place of Incorporation	Percentage of Ownership
Donghai JA Solar Technology Co., Ltd. (“JA Wafer R&D”)	November 4, 2010	PRC	100%
JA (Hefei) Renewable Energy Co., Ltd. (“JA Hefei Renewable Energy”)	March 30, 2011	PRC	100%
Hefei JA Solar Technology Co., Ltd. (“JA Hefei Technology”)	July 8, 2011	PRC	100%
JA Solar Investment China Co., Ltd (“JA Investment”)	October 31, 2011	PRC	100%
Silver Age Holdings Limited (“Silver Age”)	November 30, 2011	BVI	100%
Full Shine Holdings Limited (“Full Shine”)	November 30, 2011	Hong Kong	100%
Solar Silicon Valley Electronic Science and Technology Co., Ltd. (“Solar Silicon Valley”)	November 30, 2011	PRC	100%
JA Solar Japan Limited (“JA Japan”)	July 12, 2012	Japan	100%
Dunhuang JA Solar Power Development Co., Ltd. (“JA Dunhuang”)	July 23, 2012	PRC	100%
JA Solar Investment (Hong Kong) Limited	May 16, 2013	Hong Kong	100%
JA Solar Australia PTY Limited (“JA Australia”)	June 12, 2013	Australia	100%
JA Solar PV Technology Co., Ltd.	January 13, 2014	PRC	100%
JA Solar PV Electric (Shexian) Co,. Ltd.	March 10, 2014	PRC	100%
Aiyouen Power Electric (Yinchuan) Co,. Ltd.	March 25, 2014	PRC	65%
Beijing JA Solar PV Technology Co., Ltd.	April 14, 2014	PRC	100%
JA Solar PV Electric (Huanghua) Co,. Ltd.	July 1, 2014	PRC	100%
JA Solar South Africa (PTY) Limited	July 5, 2014	South Africa	100%
JA Solar PV Electric (Yanchi) Co,. Ltd. (“JA Yanchi”)	July 17, 2014	PRC	100%
JA New Energy Development (Hebei) Co., Ltd.	August 25, 2014	PRC	100%
JA Solar New Energy Electric (Chifeng) Co., Ltd. (“JA Chifeng”)	October 20, 2014	PRC	100%
JA Solar PV Electric (Wulanchabu) Co,. Ltd.	November 12, 2014	PRC	100%
JA Solar Malaysia Sdn. Bhd. (“JA Malaysia”)	December 10, 2014	Malaysia	100%
Jingneng New Energy Development (Renxian) Co., Ltd.	March 23, 2015	PRC	100%
Jingneng New Energy Development (Lincheng) Co., Ltd. (“Lincheng Jingneng”)	April 20, 2015	PRC	100%
JA Solar PV Electric (Hefei) Co., Ltd. (“JA Hefei Electric”)	April 22, 2015	PRC	100%
JA Solar PV Electric (Jarud) Co., Ltd. (“JA Jarud”)	May 5, 2015	PRC	100%
JA Solar PV Electric (Linzhou) Co., Ltd. (“JA Linzhou”)	May 8, 2015	PRC	100%
JA Solar Technology (Karamay) Co., Ltd.	May 11, 2015	PRC	100%
JA Solar (Xingtai) Co., Ltd.	July 13, 2015	PRC	100%
JA Solar PV Electric (Hoboksar) Co., Ltd.	July 27, 2015	PRC	100%
JA Solar PV Electric (Datong) Co., Ltd. (“JA Datong”)	July 30, 2015	PRC	100%
Jiuzhou Fangyuan New Energy (Xinjiang) Co., Ltd. (“Jiuzhou Xinjiang”)	June 30, 2016	PRC	100%
Jingneng Solar PV Electric (Daqing) Co., Ltd.	February 24, 2016	PRC	100%
JA Solar International Ltd. (“JA International”)	May 12, 2016	Hong Kong	100%
JA Solar (Chaoyang) Electric Co., Ltd.	August 15, 2016	PRC	100%
JA Solar Vietnam Company Limited (“JA Vietnam”)	December 31, 2016	Vietnam	100%
Baotou JA Solar Technology Co., Ltd.	May 24, 2017	PRC	100%

As of December 31, 2017, the Company’s principal subsidiaries include the following entities:

	Date of Incorporation/Acquisition	Place of Incorporation	Percentage of Ownership
JingAo Solar Co., Ltd. (“JA Hebei”)	May 18, 2005	PRC	100%
JA Development Co., Ltd. (“JA BVI”)	July 6, 2006	BVI	100%
Shanghai JA Solar Technology Co., Ltd. (“JA Fengxian”)	November 16, 2006	PRC	100%
JA Solar USA Inc. (“JA USA”)	April 13, 2007	USA	100%
Shanghai JA Solar PV Technology Co., Ltd. (“JA Zhabei”)	June 22, 2007	PRC	100%
JA Solar Technology Yangzhou Co., Ltd. (“JA Yangzhou”)	November 19, 2007	PRC	100%
JA Solar Hong Kong Limited (“JA Hong Kong”)	December 10, 2007	Hong Kong	100%
Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd. (“JA Lianyungang”)	October 11, 2008	PRC	100%
JA Yangzhou PV Technology Co., Ltd. (“JA Yangzhou PV”)	November 23, 2009	PRC	100%
JA Solar GmbH (“JA GmbH”)	February 17, 2010	Germany	100%
Shanghai Jinglong Solar Technology Co., Ltd. (“JA Jinglong”)	July 5, 2010	PRC	100%

	Date of Incorporation/Acquisition	Place of Incorporation	Percentage of Ownership
Donghai JA Solar Technology Co., Ltd. (“JA Wafer R&D”)	November 4, 2010	PRC	100%
JA (Hefei) Renewable Energy Co., Ltd. (“JA Hefei Renewable Energy”)	March 30, 2011	PRC	100%
Hefei JA Solar Technology Co., Ltd. (“JA Hefei Technology”)	July 8, 2011	PRC	100%
JA Solar Investment China Co., Ltd (“JA Investment”)	October 31, 2011	PRC	100%
Silver Age Holdings Limited (“Silver Age”)	November 30, 2011	BVI	100%
Full Shine Holdings Limited (“Full Shine”)	November 30, 2011	Hong Kong	100%
Solar Silicon Valley Electronic Science and Technology Co., Ltd. (“Solar Silicon Valley”)	November 30, 2011	PRC	100%
JA Solar Japan Limited (“JA Japan”)	July 12, 2012	Japan	100%
Dunhuang JA Solar Power Development Co., Ltd. (“JA Dunhuang”)	July 23, 2012	PRC	100%
JA Solar Investment (Hong Kong) Limited	May 16, 2013	Hong Kong	100%
JA Solar Australia PTY Limited (“JA Australia”)	June 12, 2013	Australia	100%
JA Solar PV Technology Co., Ltd.	January 13, 2014	PRC	100%
JA Solar PV Electric (Shexian) Co,. Ltd.	March 10, 2014	PRC	100%
Aiyouen Power Electric (Yinchuan) Co,. Ltd.	March 25, 2014	PRC	65%
Beijing JA Solar PV Technology Co., Ltd.	April 14, 2014	PRC	100%
JA Solar PV Electric (Huanghua) Co,. Ltd.	July 1, 2014	PRC	100%
JA Solar South Africa (PTY) Limited	July 5, 2014	South Africa	100%
JA Solar PV Electric (Yanchi) Co,. Ltd. (“JA Yanchi”)	July 17, 2014	PRC	100%
JA New Energy Development (Hebei) Co., Ltd.	August 25, 2014	PRC	100%
JA Solar New Energy Electric (Chifeng) Co., Ltd. (“JA Chifeng”)	October 20, 2014	PRC	100%
JA Solar PV Electric (Wulanchabu) Co,. Ltd.	November 12, 2014	PRC	100%
JA Solar Malaysia Sdn. Bhd. (“JA Malaysia”)	December 10, 2014	Malaysia	100%
Jingneng New Energy Development (Renxian) Co., Ltd.	March 23, 2015	PRC	100%
Jingneng New Energy Development (Lincheng) Co., Ltd. (“Lincheng Jingneng”)	April 20, 2015	PRC	100%
JA Solar PV Electric (Hefei) Co., Ltd. (“JA Hefei Electric”)	April 22, 2015	PRC	100%
JA Solar PV Electric (Jarud) Co., Ltd. (“JA Jarud”)	May 5, 2015	PRC	100%
JA Solar PV Electric (Linzhou) Co., Ltd. (“JA Linzhou”)	May 8, 2015	PRC	100%
JA Solar Technology (Karamay) Co., Ltd.	May 11, 2015	PRC	100%
JA Solar (Xingtai) Co., Ltd.	July 13, 2015	PRC	100%
JA Solar PV Electric (Hoboksar) Co., Ltd.	July 27, 2015	PRC	100%
JA Solar PV Electric (Datong) Co., Ltd. (“JA Datong”)	July 30, 2015	PRC	100%
Jiuzhou Fangyuan New Energy (Xinjiang) Co., Ltd. (“Jiuzhou Xinjiang”)	June 30, 2016	PRC	100%
Jingneng Solar PV Electric (Daqing) Co., Ltd.	February 24, 2016	PRC	100%
JA Solar International Ltd. (“JA International”)	May 12, 2016	Hong Kong	100%
JA Solar (Chaoyang) Electric Co., Ltd.	August 15, 2016	PRC	100%
JA Solar Vietnam Company Limited (“JA Vietnam”)	December 31, 2016	Vietnam	100%
Baotou JA Solar Technology Co., Ltd.	May 24, 2017	PRC	100%